EQUITY	12 Months Ended
Dec. 31, 2023
EQUITY
EQUITY

NOTE 17: — EQUITY

a.	Composition of share capital:

		Issued and
	Authorized (*)	outstanding

	December 31, 2023

Ordinary shares of $0.00001 per share	350,000,000	47,894,688
Preferred shares of $0.00001 per share	1,000,000	—

		Issued and
	Authorized (*)	outstanding

	December 31, 2022
Ordinary shares of $0.00001 per share	16,232,651	8,478,437
Series Seed Preferred shares of $0.00001 per share	698,000	2,455,606
Series A1 Preferred shares of $0.00001 per share	1,314,285	4,623,734
Series A2 Preferred shares of $0.00001 per share	264,983	932,227
Series B Preferred shares of $0.00001 per share	2,352,445	8,276,043
Series C Preferred shares of $0.00001 per share	5,232,616	11,372,541
	26,094,980	36,138,588

(*) In January 2023 the authorized Ordinary share capital was increased to 350,000,000.

NOTE 17: — EQUITY (Cont.)

Authorized shares amounts were not adjusted retrospectively to reflect the effect of the Share Split (see Note 1d). All other Ordinary shares and Preferred shares amounts were adjusted retrospectively for all periods presented in these consolidated financial statements to reflect the Share Split.

b.	Movement in issued and outstanding share capital:

Number of shares
Balance as of January 1, 2022	34,606,789
Issuance of Ordinary shares (see Notes 17c.2 and 17c.4)	1,256,744
Exercise of options into Ordinary shares	275,055
Balance as of December 31, 2022	36,138,588
Issuance of Ordinary shares (see Notes 17c.2 and 17c.4)	169,473
Issuance of Ordinary shares in connection with the closing of the BCA	11,287,156
Exercise of options into Ordinary shares	299,471
Balance as of December 31, 2023	47,894,688

c.	Issuance of Preferred and Ordinary shares:

1.In February 2022, as part of the Clearit Acquisition, Freightos-HK issued 959,907 Ordinary shares (valued at $6,573).

2.In December 2021, Freightos launched the Digital Air Cargo Council (“DACC”) with three founding airline group members.

In December 2022 in additional to the shares issued in 2021, the Company issued to each of two of the airline groups an amount of 118,735 Ordinary shares and to the third airline group an amount of 59,367 Ordinary shares. These additional Ordinary shares issued, valued at the time of issuance at $2,621, were recorded as an operating expense in profit and loss.

In August 2023 the Company issued to one of the airline groups an additional amount of 59,368 Ordinary shares. These additional Ordinary shares issued valued at the time of issuance at $184, were recorded as an operating expense in profit and loss.

In October 2023 the Company issued to one of the airline groups an additional amount of 59,368 Ordinary shares. These additional Ordinary shares issued valued at the time of issuance at $136, were recorded as an operating expense in profit and loss.

The airline groups are eligible to receive up to an aggregate amount of 317,023 additional Ordinary shares, over the several months subsequent to balance sheet date, upon the airline meeting certain performance criteria related to the adoption and utilization of the Company’s digital booking tools.

3.	In January 2023 the Company issued Ordinary shares and converted the Preferred shares to Ordinary shares as part of the Transactions - see Note 1d.
4.

In March 2023 and in December 2023 the Company issued 32,739 and 17,998 Ordinary shares, respectively, valued at the time of issuance at $113 and $58, respectively, to the seller of 7LFreight as a result of 7LFreight business achieving certain operating and financial milestones that were agreed to in the business combination.

NOTE 17: — EQUITY (Cont.)

d.Rights attached to shares:

1.	The holders of Ordinary shares are entitled to receive dividends only when, as and if declared by the Board of Directors and are entitled to one vote per share at meetings of the Company. All Ordinary shares rank equally with regard to the Company’s residual assets.
2.	The holders of the “Series Seed”, “Series A-1”, “Series A-2”, “Series B” and “Series C” Preferred shares (together, the “Preferred shares”) were entitled to receive dividends prior to the holders of Ordinary shares but only when, as and if declared by the Board of Directors, at the rate of 6% per annum of the original issue price. On liquidation of the Company, the assets of the Company available for distribution would have been applied, in priority to any payment to the holders of Ordinary shares, on a pro-rata basis. The holder of Preferred shares had the right to one vote for each Ordinary share into which such Preferred shares could have been converted (with any fractional share determined on an aggregate conversion basis being rounded to the nearest whole share), and with respect to such vote, such holder has full voting rights and powers equal to the voting rights and powers of the holders of Ordinary shares. Certain matters were subject to the approval of holders of each of the classes of Preferred shares.
3.	Conversion of Preferred shares into Ordinary shares:

In connection with the Closing of the Transactions contemplated by the BCA, all outstanding Preferred shares were converted into Ordinary shares. When the Preferred shares were outstanding, a holder of Preferred shares could have converted Preferred shares into Ordinary shares at any time at a conversion ratio of one Ordinary share for each Preferred share, subject to customary adjustments, and the Preferred shares would have converted into Ordinary shares under certain circumstances.

e.Capital management:

Capital comprises share capital and reserves as stated in the statement of financial position. The Company’s objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for the shareholders.